Segmented Information (Tables)	12 Months Ended
Apr. 30, 2018
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Disclosure of Selected Financial Information by Geographical Segment

The Company operates in three reportable geographical and one operating segment. Selected financial information by geographical segment is as follows:

	Bernal	Mexico Altiplano	Other	Total	Canada	USA	April 30, 2018 Total
Revenue
Mined Ore	$21,005	$—	$—	$21,005	$—	$—	$21,005
Purchase Concentrate	3,976	2,826	—	6,802	—	—	6,802
Cost of sales:
Mined Ore	(20,532)	—	(140)	(20,672)	—	—	(20,672)
Purchase Concentrate	(3,654)	(3,496)	—	(7,150)	—	—	(7,150)
Depreciation	(4,492)	(421)	—	(4,913)	—	—	(4,913)
Earnings (loss) from operations	(3,697)	(1,091)	(140)	(4,928)	—	—	(4,928)
Corporate costs and taxes	4,343	294	(409)	4,228	(3,586)	12	654
Write off Mining Interest	(6,713)	—	—	(6,713)	—	—	(6,713)
Disposal of Exploration and Evaluation	(1,079)	—	118	(961)	—	(52)	(1,013)
Earnings (loss) for the year	(7,145)	(797)	(432)	(8,374)	(3,586)	(40)	(12,000)
Mining interest, plant and equipment	35,302	6,005	1	41,308	168	—	41,476
Total assets	$48,614	$8,095	$3,930	$60,639	$3,537	$2,150	$66,326

	Bernal	Mexico Altiplano		Total	Canada	USA	April 30, 2017 Total
Revenue
Mined Ore	$24,642	$—		$24,642	$—	$—	$24,642
Purchase Concentrate	418	2,168		2,586	—	—	2,586
Cost of sales:
Mined Ore	(18,641)	—		(18,641)	—	—	(18,641)
Purchase Concentrate	(287)	(1,864)		(2,151)	—	—	(2,151)
Depreciation	(5,360)	(250)		(5,610)	—	—	(5,610)
Earnings (loss) from operations	772	54		826	—	—	826
Corporate costs and taxes	3,302	(308)		2,994	(3,707)	(19)	(732)
Sale of San Pedrito	7,128	—		7,128	—	—	7,128
Earnings (loss) for the year	11,202	(254)		10,948	(3,707)	(19)	7,222
Mining interest, plant and equipment	45,899	6,777		52,676	245	—	52,921
Total assets	61,401	11,165		72,566	7,559	1,971	82,096